Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (272,131)	¥ (249,604)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets		54
Accrued pension and severance cost	(156,068)	(178,242)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(156,068)	(178,188)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,371	1,397
Accrued expenses	(383)	(132)
Accrued pension and severance cost	(116,063)	(71,362)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (115,075)	¥ (70,097)